STRUCTURED ENTITIES (Details) - Cancara - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	£ 1,669	£ 2,490
Loans and advances to customers	889	1,695
Asset-backed debt instruments held	£ 780	£ 795